Long-term debt - Interest (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 06, 2018	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Interest accrued				$ 0.1
Unapproved and unpaid interest	$ 0.0				$ 0.0	$ 0.0
Surplus Notes
Long-term debt
Interest expense	$ 5.7
Interest paid				1.2	$ 1.6	$ 1.5
Senior Notes | 2018 Floating Rate Notes
Long-term debt
Interest expense		$ 0.7	$ 1.1	0.6
Interest paid		$ 0.7	$ 1.2	$ 0.5